Portfolio of Investments – as of December 31, 2023 (Unaudited)
Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks— 96.5% of Net Assets
	Aerospace & Defense — 5.6%
9,851	Axon Enterprise, Inc.(a)	$2,544,809
20,724	BWX Technologies, Inc.	1,590,152
11,177	HEICO Corp.	1,999,230
29,953	Hexcel Corp.	2,209,034
		8,343,225
	Automobile Components — 1.3%
57,735	Gentex Corp.	1,885,625
	Banks — 1.0%
28,069	Axos Financial, Inc.(a)	1,532,567
	Biotechnology — 7.9%
25,466	Exact Sciences Corp.(a)	1,883,975
54,797	Insmed, Inc.(a)	1,698,159
39,645	Natera, Inc.(a)	2,483,363
17,179	Neurocrine Biosciences, Inc.(a)	2,263,505
132,793	Roivant Sciences Ltd.(a)	1,491,265
9,053	United Therapeutics Corp.(a)	1,990,664
		11,810,931
	Building Products — 1.7%
64,153	AZEK Co., Inc.(a)	2,453,852
	Capital Markets — 3.5%
23,263	Hamilton Lane, Inc., Class A	2,638,955
27,989	Jefferies Financial Group, Inc.	1,131,036
43,716	StepStone Group, Inc., Class A	1,391,480
		5,161,471
	Commercial Services & Supplies — 3.2%
26,366	Cimpress PLC(a)	2,110,598
15,886	Tetra Tech, Inc.	2,651,850
		4,762,448
	Communications Equipment — 1.3%
43,420	Ciena Corp.(a)	1,954,334
	Construction & Engineering — 1.3%
42,138	WillScot Mobile Mini Holdings Corp.(a)	1,875,141
	Consumer Staples Distribution & Retail — 3.2%
14,130	BJ's Wholesale Club Holdings, Inc.(a)	941,906
6,866	Casey's General Stores, Inc.	1,886,365
27,830	Performance Food Group Co.(a)	1,924,444
		4,752,715
	Diversified Consumer Services — 1.0%
102,936	Laureate Education, Inc.	1,411,253
	Electronic Equipment, Instruments & Components — 3.6%
21,011	Advanced Energy Industries, Inc.	2,288,518
11,378	IPG Photonics Corp.(a)	1,234,968
33,370	Trimble, Inc.(a)	1,775,284
		5,298,770
	Energy Equipment & Services — 2.6%
61,614	ChampionX Corp.	1,799,745
100,493	NOV, Inc.	2,037,998
		3,837,743
	Financial Services — 2.1%
46,015	Remitly Global, Inc.(a)	893,611
11,160	WEX, Inc.(a)	2,171,178
		3,064,789
	Food Products — 2.2%
16,334	Freshpet, Inc.(a)	1,417,138
48,586	Simply Good Foods Co.(a)	1,924,005
		3,341,143
	Health Care Equipment & Supplies — 7.2%
32,721	Axonics, Inc.(a)	2,036,228
Shares	Description	Value (†)
	Health Care Equipment & Supplies — continued
21,427	CONMED Corp.	$2,346,471
23,774	LivaNova PLC(a)	1,230,067
20,932	Merit Medical Systems, Inc.(a)	1,589,994
49,704	Paragon 28, Inc.(a)	617,821
5,828	Penumbra, Inc.(a)	1,465,975
32,683	PROCEPT BioRobotics Corp.(a)	1,369,744
		10,656,300
	Health Care Providers & Services — 3.2%
21,954	Acadia Healthcare Co., Inc.(a)	1,707,143
26,728	HealthEquity, Inc.(a)	1,772,066
56,250	Privia Health Group, Inc.(a)	1,295,438
		4,774,647
	Health Care Technology — 1.0%
45,856	Evolent Health, Inc., Class A(a)	1,514,624
	Hotels, Restaurants & Leisure — 4.6%
16,015	Churchill Downs, Inc.	2,160,904
28,436	Light & Wonder, Inc.(a)	2,334,880
18,840	Texas Roadhouse, Inc.	2,302,813
		6,798,597
	Insurance — 2.0%
4,269	Kinsale Capital Group, Inc.	1,429,731
9,947	Reinsurance Group of America, Inc.	1,609,225
		3,038,956
	Interactive Media & Services — 0.7%
23,352	Yelp, Inc.(a)	1,105,484
	IT Services — 1.4%
8,606	Globant SA(a)	2,048,056
	Machinery — 4.5%
13,380	Ingersoll Rand, Inc.	1,034,809
14,912	ITT, Inc.	1,779,300
10,746	Middleby Corp.(a)	1,581,489
7,951	RBC Bearings, Inc.(a)	2,265,160
		6,660,758
	Metals & Mining — 1.5%
48,187	ATI, Inc.(a)	2,191,063
	Oil, Gas & Consumable Fuels — 3.5%
10,729	Chord Energy Corp.	1,783,482
80,806	Magnolia Oil & Gas Corp., Class A	1,720,360
29,426	Matador Resources Co.	1,673,162
		5,177,004
	Professional Services — 3.9%
9,931	FTI Consulting, Inc.(a)	1,977,759
33,194	KBR, Inc.	1,839,279
31,263	Parsons Corp.(a)	1,960,503
		5,777,541
	Semiconductors & Semiconductor Equipment — 5.2%
2,730	Monolithic Power Systems, Inc.	1,722,029
18,314	Nova Ltd.(a)	2,516,161
24,110	Power Integrations, Inc.	1,979,672
11,911	Silicon Laboratories, Inc.(a)	1,575,468
		7,793,330
	Software — 8.3%
76,623	Clearwater Analytics Holdings, Inc., Class A(a)	1,534,759
14,832	CyberArk Software Ltd.(a)	3,248,949
55,228	DoubleVerify Holdings, Inc.(a)	2,031,286
59,471	PowerSchool Holdings, Inc., Class A(a)	1,401,137
5,254	Tyler Technologies, Inc.(a)	2,196,802
18,905	Workiva, Inc.(a)	1,919,425
		12,332,358

Shares	Description	Value (†)
	Specialty Retail — 1.4%
9,979	Five Below, Inc.(a)	$2,127,124
	Technology Hardware, Storage & Peripherals — 1.5%
63,978	Pure Storage, Inc., Class A(a)	2,281,456
	Textiles, Apparel & Luxury Goods — 3.7%
17,132	Columbia Sportswear Co.	1,362,679
2,874	Deckers Outdoor Corp.(a)	1,921,068
34,711	Skechers USA, Inc., Class A(a)	2,163,884
		5,447,631
	Trading Companies & Distributors — 1.4%
12,773	SiteOne Landscape Supply, Inc.(a)	2,075,613
	Total Common Stocks (Identified Cost $128,461,842)	143,286,549

Principal Amount	Description	Value (†)
Short-Term Investments — 3.5%
$5,247,717	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2023 at 2.500% to be repurchased at $5,249,175 on 1/02/2024 collateralized by $5,257,500 U.S. Treasury Note, 4.125% due 9/30/2027 valued at $5,352,725 including accrued interest(b) (Identified Cost $5,247,717)	$5,247,717
	Total Investments — 100.0% (Identified Cost $133,709,559)	148,534,266
	Other assets less liabilities — 0.0%	34,511
	Net Assets — 100.0%	$148,568,777

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of December 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$143,286,549	$—	$—	$143,286,549
Short-Term Investments	—	5,247,717	—	5,247,717
Total Investments	$143,286,549	$5,247,717	$—	$148,534,266

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at December 31, 2023 (Unaudited)
Software	8.3%
Biotechnology	7.9
Health Care Equipment & Supplies	7.2
Aerospace & Defense	5.6
Semiconductors & Semiconductor Equipment	5.2
Hotels, Restaurants & Leisure	4.6
Machinery	4.5
Professional Services	3.9
Textiles, Apparel & Luxury Goods	3.7
Electronic Equipment, Instruments & Components	3.6
Oil, Gas & Consumable Fuels	3.5
Capital Markets	3.5
Health Care Providers & Services	3.2
Commercial Services & Supplies	3.2
Consumer Staples Distribution & Retail	3.2
Energy Equipment & Services	2.6
Food Products	2.2
Financial Services	2.1
Insurance	2.0
Other Investments, less than 2% each	16.5
Short-Term Investments	3.5
Total Investments	100.0
Other assets less liabilities	0.0*
Net Assets	100.0%

*	Less than 0.1%